Expense Example - DWS Short Duration Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 303
3 Years	483
5 Years	679
10 Years	1,244
Class T
Expense Example:
1 Year	328
3 Years	508
5 Years	703
10 Years	1,266
Class C
Expense Example:
1 Year	256
3 Years	498
5 Years	864
10 Years	1,894
Class R6
Expense Example:
1 Year	53
3 Years	167
5 Years	291
10 Years	653
INST Class
Expense Example:
1 Year	54
3 Years	187
5 Years	332
10 Years	755
Class S
Expense Example:
1 Year	54
3 Years	198
5 Years	355
10 Years	$ 810